SHAREHOLDERS' EQUITY (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Equity [Abstract]
Schedule of fair value of warrant calculation

The fair value of warrant calculation based upon the following management assumption during the current quarter.

Assumption	Issue Date
Expected dividends:	—%
Expected volatility:	153% - 156%
Expected term (years):	1.00
Risk free interest rate:	0.56% - 0.62%

Schedule of warrant activity during the year

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in Years)
Balance, December 31, 2016	500,000	0.40	—
Granted	—	—	—
Exercised	—	—	—
Canceled/Forfeited	250,000	0.50	—
Expired	250,000	0.30	—
Balance September 30, 2017	—	$—	$—

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in Years)
Balance, December 31, 2015	—	—	—
Granted	500,000	—	—
Exercised	—	—	—
Canceled/Forfeited	—	—	—
Balance September 30, 2017	500,000	$0.40	$0.94

Schedule of outstanding warrants

For the year ended December 31, 2016, the following warrants were outstanding:

Exercise Price Warrants Outstanding	Warrants Exercisable	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value

$ 0.30-0.50	500,000	0.69	32,500

For the year ended December 31, 2016, the following warrants were outstanding:

Exercise Price Warrants Outstanding	Warrants Exercisable	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
$0.30 - $0.50	500,000	0.69	$32,500